Income Taxes - Table 2 (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Income Tax Rate Reconciliation
Tax expense at statutory rate	35.00%	35.00%	35.00%
Increase (decrease) in tax rate resulting from:
State income taxes, net of federal tax benefit	3.00%	4.70%	4.00%
Decrease in valuation allowance	(11.60%)	(431.50%)	(22.30%)
Settlement of tax claims	(7.20%)	13.20%	(6.60%)
Noncontrolling interests	(6.50%)	(8.30%)	(10.80%)
Adjustments to net operating loss carryforwards	2.90%	0.00%	0.00%
Interest, net	(1.60%)	(0.80%)	(1.20%)
Other, net	1.30%	(2.40%)	(0.80%)
Income tax expense (benefit)	15.30%	(390.10%)	(2.70%)